Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Advance to related party supplier	Related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Zhongshan Dimaike Environmental Technology Co., Ltd. (“Dimaike”)*	An entity controlled by the Company’s shareholders
Zhongshan Lvduosen Machinery Manufacturing Co., Ltd. (“Lvduosen”)*	An entity partially owned by the Company’s shareholders
Zhongshan Xuanrui Cutting Tools Technology Co., Ltd. (“Xuanrui”)	An entity partially owned by the Company’s shareholders
Shenzhen Zaijiede Solid-Waste Disposal Co., Ltd. (“Zaijiede”)	An entity controlled by the Company’s shareholders.
Harden Industries Ltd.	An entity controlled by the Company’s shareholders.
*	It was previously known as Zhongshan Demark Environmental Technology Co., Ltd. (“Demark”).
*	It was previously known as Zhongshan Daosen Machinery Co., Ltd. (“Daosen”).

Schedule of Accounts Receivable From Related Party	Accounts receivable from a related party
	December 31, 2023	December 31, 2022
Zaijiede	$172,974	$475,781
Total	$172,974	$475,781

Schedule of Sales to a Related Party	Sales to a related party
	For the years ended December 31,
	2023	2022	2021
Zaijiede	$89,478	$114,154	$1,130,094
Total	$89,478	$114,154	$1,130,094

Schedule of Advance to related party supplier	Advance to related parties suppliers consisted of the following:
	December 31, 2023	December 31, 2022
Lvduosen	$403,730	$368,711
Xuanrui	299,015	269,971
Dimaike	110,902	165,109
Total	$813,647	$803,791

Schedule of Purchased Raw Materials	For the years ended December 31, 2023, 2022 and 2021, the Company purchased raw materials from Lvduosen, Xuanrui and Dimaike.
	For the years ended December 31,
	2023	2022	2021
Purchases from related parties
Lvduosen(1)	$928,844	$1,085,233	$1,265,837
Xuanrui(2)	815,785	1,073,656	704,700
Dimaike(3)	773,046	1,227,335	1,208,555
Total	$2,517,675	$3,386,224	$3,179,092

(1)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased conveyor in the amount of $928,844, $1,085,233 and $1,265,837 from Lvduosen, respectively. The purchase from Lvduosen accounted for approximately 7%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.

(2)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased production parts in the amount of $815,785, $1,073,656 and $704,700 from Xuanrui, respectively. The purchase from Xuanrui accounted for approximately 6%, 6% and 4% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.
(3)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased hydraulic pump and related parts in the amount of $773,046, $1,227,335 and $1,208,555, respectively, from Dimaike to manufacture hydraulic-drive shredders. The purchase from Dimaike accounted for approximately 5%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.

Schedule Due to Related Parties	Due to related parties
Due to related parties	December 31, 2023	December 31, 2022
Jiawen Miao	$2,572,909	$2,567,950
Harden Industries Ltd.	80,780	64,780
Fan Zhang	46,464	47,850
Total	$2,700,153	$2,680,580